SHORT-TERM AND LONG-TERM DEBT - Composition of short-term debt (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities including commercial paper	$ 914	$ 1,017
Current portion of long-term debt	706	1,338
Lease obligations	189	228
Total	$ 1,809	$ 2,583
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on short-term borrowings	5.40%	4.00%